Financial Instruments, Fair Value (Details) - Fair Value [Member] - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017
Forward Exchange Contracts [Member] | Level 1 [Member]
Financial liabilities [Abstract]
Financial liabilities	$ 0	$ 0
Forward Exchange Contracts [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities	807	0
Forward Exchange Contracts [Member] | Level 3 [Member]
Financial liabilities [Abstract]
Financial liabilities	0	0
Contingent Liability [Member] | Level 1 [Member]
Financial liabilities [Abstract]
Financial liabilities	0	0
Contingent Liability [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities	0	0
Contingent Liability [Member] | Level 3 [Member]
Financial liabilities [Abstract]
Financial liabilities	0	1,092
Long-term Debt [Member]
Financial liabilities [Abstract]
Financial liabilities	8,879
Short-term Investments [Member] | Level 1 [Member]
Financial assets [Abstract]
Financial assets	2,282	775
Short-term Investments [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets	0	0
Short-term Investments [Member] | Level 3 [Member]
Financial assets [Abstract]
Financial assets	0	0
Forward Exchange Contracts [Member] | Level 1 [Member]
Financial assets [Abstract]
Financial assets	0	0
Forward Exchange Contracts [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets	318	2,258
Forward Exchange Contracts [Member] | Level 3 [Member]
Financial assets [Abstract]
Financial assets	$ 0	$ 0